IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2026
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET

RISK MEASURES
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31 April 30 July 31 July 31 July 31
2026 2026 2025 2026 2025
As at Average High Low Average Average Average Average
Interest rate risk $ 11.1 $ 12.7 $ 18.1 $ 9.5 $ 15.3 $ 9.3 $ 13.5 $ 11.5
Credit spread risk 25.3 22.3 28.6 18.0 19.6 17.3 19.0 19.0
Equity risk 17.2 27.3 47.0 9.7 17.6 12.5 20.4 10.1
Foreign exchange risk 4.8 5.5 9.7 1.6 4.1 3.7 4.9 3.9
Commodity risk 14.3 22.1 30.8 12.9 35.5 30.3 31.4 19.9
Idiosyncratic debt specific risk 19.4 18.3 21.7 14.4 17.1 20.4 16.9 21.1
Diversification effect 1 (57.3) (71.5)

n/m
2

n/m

(69.1) (57.2) (66.5) (52.0)
Total Value

-at-Risk (one-day)
$ 34.8 $ 36.7 $ 48.5 $ 28.1 $ 40.1 $ 36.3 $ 39.6 $ 33.5
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: NON-TRADING INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
July 31, 2026 April 30, 2026 July 31, 2025
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity 3 Sensitivity 1,3
Canadian U.S. Total Canadian U.S. Total Total Total Total Total
dollar 2 dollar dollar 2 dollar
Before-tax impact of

100 bps increase in rates
$ (1,444) $ (2,362) $ (3,806) $ 292 $ 49 $ 341 $ (3,683) $ 411 $ (3,330) $ 527

100 bps decrease in rates
1,425 2,163 3,588 (323) (48) (371) 3,407 (461) 2,927 (609)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
2

Includes other currency exposures.
3

Effective the second quarter of 2026, the EVE and NIIS measures include exposures from Wholesale

Banking. Prior periods do not include Wholesale Banking exposures.

Summary of Liquid Assets by Type and Currency
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
July 31, 2026
Cash and central bank reserves $ 18,372 $ – $ 18,372 $ 2,348 $ 16,024
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 106,547 107,397 213,944 111,662 102,282
Equities 19,844 9,838 29,682 22,823 6,859
Other debt securities 7,490 25,840 33,330 12,637 20,693
Other securities – – – – –
Total Canadian dollar-denominated 152,253 143,075 295,328 149,470 145,858
Cash and central bank reserves 82,336 – 82,336 – 82,336
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 219,052 168,657 387,709 176,155 211,554
Equities 64,720 85,951 150,671 88,002 62,669
Other debt securities 89,301 45,458 134,759 39,672 95,087
Other securities 19,051 1,482 20,533 5,941 14,592
Total non-Canadian dollar-denominated 474,460 301,548 776,008 309,770 466,238
Total 3 $ 626,713 $ 444,623 $ 1,071,336 $ 459,240 $ 612,096
October 31, 2025
Total Canadian dollar

-denominated
$
155,500
$
128,048 $ 283,548 $ 124,734 $ 158,814
Total non-Canadian

dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total $
635,107
$
351,895 $ 987,002 $ 403,935 $ 583,067
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).
3

Effective April 30, 2026, collateral received from margin loans and collateral delivered to facilitate client shorts has been included

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

July 31 October 31
2026 2025
The Toronto-Dominion Bank (Parent) $ 227,834 $ 257,722
Bank subsidiaries 356,030 306,961
Foreign branches 28,232 18,384
Total $ 612,096 $ 583,067

Summary of Deposit Funding
TABLE 40: SUMMARY OF DEPOSIT FUNDING 1
(millions of Canadian dollars)
As at

July 31 October 31
2026 2025
Personal $ 645,173 $ 650,396
Non-personal 314,154 316,319
Total $ 959,327 $ 966,715
The calculation methodology reflects deposit funding from personal, wealth and business and commercial banking channels.